December 3, 2014

Securities and Exchange Commission
Office of Filings and Information Services
100 F Street, NE
Washington, DC 20549

RE: Dreyfus Investment Grade Funds, Inc. (the "Registrant")

- Dreyfus Inflation Adjusted Securities Fund

- Dreyfus Intermediate Term Income Fund

- Dreyfus Short Term Income Fund – Class D

- Dreyfus Short Term Income Fund – Class P

(the “Funds”)

 1933 Act File No.: 33-48926
 1940 Act File No.: 811-6718
 CIK No.: 0000889169

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of the Prospectuses that would have been filed under paragraph (b) or (c) of this section does not differ from that contained in the most recent amendment, Post-Effective Amendment No. 50 to the Registration Statement, electronically filed with the Securities and Exchange Commission on November 26, 2014.

Please address any comments or questions to my attention at 212-922-6858.

Sincerely,

/s/ Monica Giron
Monica Giron
Paralegal